Accounts Receivable - Additional Information (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, net	¥ 412,301	$ 59,384	¥ 279,537
Trade Accounts Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, net	¥ 284,764		¥ 230,884